 As filed with the Securities and Exchange Commission on April 27, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701
Milwaukee, WI 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP
200 East Randolph Drive
Chicago, IL 60601
(Name and address of agent for service)

1-877 BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2007

Badgley Balanced Fund

Shares				Value
		COMMON STOCKS - 49.9%
		Consumer Discretionary - 2.0%
10,060		Staples, Inc.		$261,761
8,605		Starbucks Corporation (a)		265,895
				527,656
		Consumer Staples - 5.7%
6,875		Costco Wholesale Corporation		384,244
12,640		CVS Corporation		397,022
6,450		PepsiCo, Inc.		407,318
8,750		Sysco Corporation		288,400
				1,476,984
		Energy - 3.3%
7,800		BJ Services Company		208,962
9,725		Consol Energy, Inc.		346,891
4,885		Schlumberger Limited (b)		306,778
				862,631
		Financials - 5.0%
5,500		American Express Company		312,785
4,260		American International Group, Inc.		285,846
8,000		T. Rowe Price Group, Inc.		372,480
5,660		UBS AG (b)		334,166
				1,305,277
		Health Care - 9.1%
4,325		Amgen, Inc. (a)		277,925
2,855		Genentech, Inc. (a)		240,876
6,675		Quest Diagnostics, Inc.		340,559
6,315		Stryker Corporation		391,656
7,215		Varian Medical Systems, Inc. (a)		331,529
6,700		Waters Corporation (a)		363,542
5,420		WellPoint, Inc. (a)		430,294
				2,376,381
		Industrials - 9.3%
6,435		Expeditors International of Washington, Inc.		288,610
4,350		FedEx Corporation		496,683
9,850		General Electric Company		343,962
5,100		L-3 Communications Holdings, Inc.		444,210
6,910		Pentair, Inc.		215,730
3,545		Stericycle, Inc. (a)		275,836
5,590		United Technologies Corporation		366,872
				2,431,903
		Information Technology - 12.5%
4,725		Affiliated Computer Services, Inc.- Class A (a)		245,558
9,575		Amdocs Limited (a) (b)		331,391
3,465		Apple Computer, Inc. (a)		293,174
18,725		Cisco Systems, Inc. (a)		485,726
4,155		Cognizant Technology Solutions Corporation - Class A (a)		374,781
720		Google, Inc. - Class A (a)		323,604
7,900		Microsoft Corporation		222,543
6,950		QUALCOMM, Inc.		279,946
14,330		Seagate Technology (b)		385,477
13,215		VeriSign, Inc. (a)		334,339
				3,276,539
Shares or
Principal
Amount				Value
		Materials - 3.0%
8,890		Ecolab, Inc.		$376,047
6,500		Praxair, Inc.		400,985
				777,032
		Total Common Stocks (Cost $9,830,535)		13,034,403
		U.S. TREASURY OBLIGATIONS - 13.2%
		U.S. Treasury Notes - 13.2%
$ 250,000		3.25%, 08/15/2008		244,824
805,000		4.25%, 08/15/2013		793,491
175,000		4.75%, 05/15/2014		177,270
170,000		5.125%, 05/15/2016		177,026
650,000		5.50%, 02/15/2008		653,580
250,000		5.75%, 08/15/2010		259,814
750,000		6.00%, 08/15/2009		774,082
355,000		6.50%, 02/15/2010		373,873
		Total U.S. Treasury Obligations (Cost $3,477,704)		3,453,960
		U.S. GOVERNMENT AGENCY ISSUES - 13.0%
		Fannie Mae - 4.5%
720,000		5.25%, 04/15/2007		719,918
100,000		5.25%, 01/15/2009		100,710
325,000		6.625%, 09/15/2009		338,796
				1,159,424
		Federal Farm Credit Bank - 1.9%
500,000		4.25%, 10/10/2008		495,811
		Federal Home Loan Bank - 3.0%
330,000		4.50%, 11/14/2014		322,214
450,000		5.75%, 05/15/2012		469,029
				791,243
		Freddie Mac - 3.6%
500,000		5.125%, 07/15/2012		506,789
425,000		5.75%, 01/15/2012		441,813
				948,602
		Total U.S. Government Agenc Issues (Cost $3,396,444)		3,395,080
		CORPORATE BONDS - 19.4%
		Consumer Discretionary - 0.9%
250,000		Johnson Controls, Inc.
		4.875%, 09/15/2013		242,564
		Consumer Staples - 3.0%
475,000		The Estee Lauder Companies, Inc.
		6.00%, 01/15/2012		493,787
300,000		Wal-Mart Stores, Inc.
		4.55%, 05/01/2013		291,406
				785,193
		Financials - 11.4%
500,000		AFLAC, Inc.
		6.50%, 04/15/2009		513,082
500,000		Citigroup Inc.
		6.50%, 01/18/2011		524,799
450,000		General Electric Capital Corporation
		7.375%, 01/19/2010		478,584
250,000		JPMorgan Chase & Co.
		4.50%, 01/15/2012		243,822
400,000		Merrill Lynch & Co., Inc.
		5.00%, 02/03/2014		394,343
400,000		Morgan Stanley
		4.75%, 04/01/2014		383,593
Shares or
Principal
Amount				Value
		Financials (continued)
$ 300,000		SLM Corporation
		5.125%, 08/27/2012		297,746
140,000		Wells Fargo Financial, Inc.
		5.50%, 08/01/2012		143,110
				2,979,079
		Industrials - 1.4%
125,000		Cintas Corporation
		5.125%, 06/01/2007		124,895
255,000		Emerson Electric Company
		4.50%, 05/01/2013		247,422
				372,317
		Materials - 2.7%
400,000		Ecolab, Inc.
		6.875%, 02/01/2011		422,535
300,000		Praxair, Inc.
		3.95%, 06/01/2013		280,515
				703,050
		Total Corporate Bonds (Cost $5,120,303)		5,082,203
		SHORT TERM INVESTMENTS - 4.1%
		Variable Rate Demand Notes (c)- 4.1%
1,067,227		U.S. Bank, N.A. - 5.07%		1,067,227
		Total Short Term Investments (Cost $1,067,227)		1,067,227
		Total Investments - 99.6%
		(Cost $22,892,213)		26,032,873
		Other Assets in Excess of Liabilities - 0.4%		113,957
		TOTAL NET ASSETS - 100.0%		$26,146,830

(a)	-	Non-income producing security.
(b)	-	Foreign security.
(c)	-	Variable rate security. Rate listed as of February 28, 2007.

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments			$22,892,213
Gross unrealized appreciation			$3,367,592
Gross unrealized depreciation			(226,932)
Net unrealized appreciation			$3,140,660

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2007

Badgley Growth Fund

Shares				Value
		COMMON STOCKS - 97.8%
		Consumer Discretionary - 4.0%
12,160		Staples, Inc.		$316,403
10,625		Starbucks Corporation (a)		328,313
				644,716
		Consumer Staples - 11.0%
8,310		Costco Wholesale Corporation		464,446
15,300		CVS Corporation		480,573
7,800		PepsiCo, Inc.		492,570
10,800		Sysco Corporation		355,968
				1,793,557
		Energy - 6.5%
9,635		BJ Services Company		258,121
11,770		CONSOL Energy, Inc.		419,836
6,030		Schlumberger Limited (b)		378,684
				1,056,641
		Financials - 9.8%
6,665		American Express Company		379,039
5,275		American International Group, Inc.		353,952
9,680		T. Rowe Price Group, Inc.		450,701
6,980		UBS AG (b)		412,099
				1,595,791
		Health Care - 17.9%
5,345		Amgen, Inc. (a)		343,470
3,530		Genentech, Inc. (a)		297,826
8,250		Quest Diagnostics, Inc.		420,915
7,650		Stryker Corporation		474,453
8,905		Varian Medical Systems, Inc. (a)		409,185
8,120		Waters Corporation (a)		440,591
6,565		WellPoint, Inc. (a)		521,195
				2,907,635
		Industrials - 18.3%
7,945		Expeditors International of Washington, Inc.		356,333
5,245		FedEx Corporation		598,874
12,175		General Electric Company		425,151
6,170		L-3 Communications Holdings, Inc.		537,407
8,545		Pentair, Inc.		266,775
4,300		Stericycle, Inc. (a)		334,583
6,765		United Technologies Corporation		443,987
				2,963,110
		Information Technology - 24.5%
5,705		Affiliated Computer Services, Inc.- Class A (a)		296,489
11,565		Amdocs Limited (a) (b)		400,265
4,290		Apple Computer, Inc. (a)		362,977
22,645		Cisco Systems, Inc. (a)		587,411
5,020		Cognizant Technology Solutions Corporation - Class A (a)		452,804
875		Google, Inc. - Class A (a)		393,269
9,550		Microsoft Corporation		269,024
8,390		QUALCOMM, Inc.		337,949
17,320		Seagate Technology (b)		465,908
15,975		VeriSign, Inc. (a)		404,167
				3,970,263
Shares or
Principal
Amount				Value
		Materials - 5.8%
10,745		Ecolab, Inc.		$454,514
7,860		Praxair, Inc.		484,883
				939,397
		Total Common Stocks (Cost $12,017,347)		15,871,110
		SHORT-TERM INVESTMENTS - 1.3%
		Variable Rate Demand Notes (c) - 1.3%
216,596		U.S. Bank, N.A. - 5.07%		216,596
		Total Short-Term Investments (Cost $216,596)		216,596
		Total Investments - 99.1%
		(Cost $12,233,943)		16,087,706
		Other Assets in Excess of Liabilities - 0.9%		139,549
		TOTAL NET ASSETS - 100.0%		$16,227,255

(a)	-	Non-income producing security.
(b)	-	Foreign security.
(c)	-	Variable rate security. Rate listed as of February 28, 2007.

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments			$12,233,943
Gross unrealized appreciation			$3,944,807
Gross unrealized depreciation			(91,044)
Net unrealized appreciation			$3,853,763

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc.

By (Signature and Title)_ /s/ J. Kevin Callaghan
J. Kevin Callaghan, President

Date  4/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ J. Kevin Callaghan
J. Kevin Callaghan, President

Date 4/26/07

By (Signature and Title) _/s/ Lisa P. Guzman
Lisa P. Guzman, Treasurer

Date         4/26/07